Nominal Share Issuance	12 Months Ended
Sep. 30, 2023
Nominal Share Issuance [Abstract]
NOMINAL SHARE ISSUANCE

Note 13 NOMINAL SHARE ISSUANCE

On October 25, 2018, the Group issued 1,000,000 ordinary shares to Prestige Financial Holdings Group Limited, the Group’s controlling shareholder, at a par value of $0.001 per share with total consideration of $1,000. On November 20, 2018, the Group issued an additional 3,000,000 ordinary shares to Prestige Financial Holdings Group Limited, at a par value of $0.001 per share with total consideration of $3,000. On December 27, 2018, the Group issued an aggregate of 1,000,000 ordinary shares, at a par value of $0.001 per share with total consideration of $1,000, pro-rata to the shareholders of the Group as of such date. On July 6, 2023, the Group completed its qualified initial public offering of 1,000,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. On July 20, 2023 the Group completed its qualified over-allotment offering of 150,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. In accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 4, the nominal share issuance was accounted for as a stock split and that all share and per share information has been retrospectively restated to reflect such stock split for all periods presented.